Label	Element	Value
Virtus Duff & Phelps Real Asset Fund
Risk/Return:	oef_RiskReturnAbstract
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

Supplement dated March 10, 2026 to the Fund’s Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus applicable to the Fund,

each dated January, 28, 2026, as supplemented

IMPORTANT NOTICE TO INVESTORS

The table showing Average Annual Total Returns in the “Performance Information” section of the Fund’s summary prospectus and the summary section of the statutory prospectus applicable to the Fund, is hereby replaced in its entirety with the following:

Risk/Return [Heading]	oef_RiskReturnHeading	Virtus Duff & Phelps Real Asset Fund
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/25)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Virtus Duff & Phelps Real Asset Fund | MSCI World Index (net)
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI World Index (net)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	21.09%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.17%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.60%
Performance Inception Date	oef_PerfInceptionDate	Jan. 31, 2022
Virtus Duff & Phelps Real Asset Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.26%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.64%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.00%
Virtus Duff & Phelps Real Asset Fund | Class I Shares | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.43%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.95%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.35%
Virtus Duff & Phelps Real Asset Fund | Class I Shares | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.74%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.41%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.42%
Virtus Duff & Phelps Real Asset Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.54%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.13%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.13%
Virtus Duff & Phelps Real Asset Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.28%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.22%
Performance Inception Date	oef_PerfInceptionDate	Jan. 31, 2022